Related Party Transactions (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions
Related party transaction amount		$ 0	$ 0
Subscription receivables received				$ 10
Prepaid cloud service fee to Tencent Group
Related Party Transactions
Due from related parties		97
Cloud-related technical services fee due to Tencent Group
Related Party Transactions
Due from related parties		306	$ 669
Registered shareholders
Related Party Transactions
Subscription receivables received	$ 10
Tencent Group
Related Party Transactions
Purchase of cloud service		$ 262